Note 16 - Current Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about current tax assets [text block]
	Year ended December 31,
Current tax assets	2019	2018
V.A.T. credits	112,161	67,322
Prepaid taxes	55,227	54,010
	167,388	121,332

Disclosure of detailed information about tax liabilities [text block]
	Year ended December 31,
Current tax liabilities	2019	2018
Income tax liabilities	64,994	182,711
V.A.T. liabilities	9,953	18,091
Other taxes	52,678	49,431
	127,625	250,233